Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator used in basic and diluted net loss per share:
Net loss attributable to ordinary shareholders of Puxin Limited	(397,313)	(833,411)	(518,533)
Shares (denominator):
Weighted average common shares outstanding used in computing basic and diluted net loss per share (Note 1)	99,705,361	144,157,947	170,903,317
Net loss per share basic and diluted	(3.98)	(5.78)	(3.03)